Basis of Preparation	6 Months Ended
Jun. 30, 2026
Basis of Preparation [Abstract]
Basis of Preparation
2.
Basis of Preparation

These interim condensed consolidated financial statements as of and for the six months ended June 30, 2026 which have been based on the accounting records kept by the Company and its subsidiaries, were prepared by the Board of Directors of Wallbox in accordance with International Accounting Standard 34 “Interim financial reporting” (“IAS 34”), and of all the obligatory accounting principles and rules and measurement bases. Accordingly, they are a fair presentation of the equity and consolidated financial position of the Group as of June 30, 2026, as well as the results of its operations, the consolidated changes in equity and the consolidated cash flows during the interim period ended on that date.

As it has been indicated, this interim consolidated financial information has been prepared in accordance with IAS 34, meaning that these interim condensed consolidated financial statements do not include all the information and disclosures that would be required for the complete consolidated financial statements prepared in accordance with the International Financial Reporting Standards (“IFRS”), and must be read together with the consolidated financial statements for the financial year ended December 31, 2025, drawn up in accordance with the existing IFRS as issued by the International Accounting Standards Board (“IASB”), which were published on April 9, 2026.

Going concern:

The accompanying interim condensed consolidated financial statements have been prepared under the going concern assumption. This basis of presentation presumes that the Group will continue its operations for a period of at least twelve months from the issuance date of these financial statements, and that it will be able to realize assets and discharge liabilities in the ordinary course of business. Additional details are provided below.

Wallbox has historically incurred net losses and significant cash outflows from operating activities, reflecting its investment in the development of electric vehicle charging solutions and the establishment of commercial operations globally. For the six months ended June 30, 2026, the Group recorded a consolidated net loss of Euros 47,938 thousand and net cash used in operations of Euros 2,844 thousand. As of June 30, 2026, the Group had an accumulated deficit and capital reduction reserves for a negative net amount of Euros 179,513 thousand and negative total equity of Euros 59,641 thousand. The Group held Euros 25,064 thousand in cash, cash equivalents, and financial investments at the end of June 2026.

The Group has financed its operations through a combination of bank borrowings and equity issuances. As of June 30, 2026, total borrowings amounted to 191,251 thousand (compared to Euros 164,666 thousand as of December 31, 2025).

According to the information disclosed in the consolidated financial statements for the year ended December 31, 2025, the Group completed the refinancing process with the main lending banks during the first half of 2026.

Financing

On April 8, 2026, the Group signed a Commercial Agreement together with the restructuring plan and binding offers from shareholders for the additional equity raise of €10.6 million that occurred in June 2026. On May 6, 2026, the Spanish restructuring plan has been approved by the Court in accordance with applicable Spanish law.

The restructuring plan has been completed at the end of June 2026 and effectively restructures the loans and borrowings and includes a long-term debt facility structured in two tranches: 1) a €55.3 million syndicated term loan featuring a back-loaded amortization schedule, beginning with limited quarterly payments in the first quarter of 2028 that scale gradually through 2030; and 2) a €68 million bullet instrument maturing in December 2030 with “payment in kind” interest to preserve immediate cash position. The Agreement also includes a €34.4 million syndicated working capital line maturing in December 2030. A Additionally, the maturity of bank debt amounting to €11.7 million has been extended to December 31, 2030. Furthermore, new working capital facilities ("New money") have been granted in the amount of €5.4 million, maturing on December 31, 2030. Additionally, the maturity of bank debt amounting to €11.7 million has been extended to December 31, 2030. Furthermore, new working capital facilities ("New money") have been granted in the amount of €5.4 million, maturing on December 31, 203.Additionally, the maturity of bank debt amounting to €11.7 million has been extended to December 31, 2030. Furthermore, new working capital facilities ("New money") have been granted in the amount of €5.4 million, maturing on December 31, 2030. No covenants have been established. The restructuring plan also provides for the rescheduling of approximately €12.1 million of trade payables, which will be settled through quarterly installments, with full settlement expected by 30 June 2030.

All restructured financial debt pursuant to the restructuring plan and the New Money share a single, common security package (the “New Security”) with such arrangements to be reflected in an intercreditor agreement that forms part of the restructuring plan. The New Security consists of first demand guarantees from the key Group companies, pledges over 100 per cent of the shares in the Group’s main operating subsidiaries, security over core intellectual property, material commercial contracts and, in the case of Wallbox USA, stock, and pledges over key bank accounts and intercompany loans. In practice, this means that substantially all the Group’s material operating entities, shareholdings, cash balances, intellectual property and intragroup receivables within the scope of the restructuring plan have been pledged on a pari passu basis in favor of all secured financial creditors following implementation of the restructuring plan.

In addition, following the Effective Date and once Chargers has been transformed into a Spanish public limited liability company, Chargers will issue warrants or equivalent instruments convertible into Chargers’ shares (the “Chargers Warrants”) in favor of the Financial Creditors as an enforcement mechanism that may be exercised in the event of an acceleration under the Term Loan Framework Agreement, the Revolving Facilities Framework Agreement and the agreements comprising the New Money.

On April 8, 2026, the Company entered into a bridge loan agreement with Orilla Asset Management, S.L., Kariega Ventures, S.L., Inversiones Financieras Perseo, S.L., AM Gestió, S.L., Consilium, S.L. and Anangu Grup, S.L., for an aggregate principal amount of EUR 5,650,000. This loan has been capitalized as part of the capital increase of June 25, 2026.

Liquidity Forecast

Management has prepared detailed business and liquidity plans, including a financial forecast extending through at least the following twelve months from the date of issuance of the interim condensed consolidated financial statements, which provide support for the Company’s ability to meet its operational and financial obligations.

These plans incorporate a number of key assumptions regarding revenue growth (sales volumes), gross margin performance driven by product mix and cost efficiencies, operating expense management and working capital optimization driven by inventory reduction.

While management believes the assumptions underlying the forecast are reasonable and that the Company has a credible plan to execute its strategy, there remains an inherent material uncertainty in relation to the achievement of forecasted operating cash flows. A significant deviation from the business plan could cast substantial doubt on the Company's ability to continue as a going concern. Notwithstanding this uncertainty, based on current forecast and available resources, management has concluded that the going concern basis of accounting remains appropriate for the preparation of these interim condensed consolidated financial statements. The financial statements do not contain any adjustments that would result if the Group were unable to continue as a going concern.

Basis of measurement

These interim condensed consolidated financial statements have been prepared on a historical cost basis. The only exceptions to the application of the cost basis during their preparation have been the subsequent measurement of:

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financial assets related to investment (Note 11), which are measured at fair value through other comprehensive income (“FVTOCI”);
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financial investments related to investment funds with institutions (Note 11), which are measured at fair value through profit or loss (“FVTPL”); and
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derivative warrant liabilities (Note 11) and contingent consideration related to the business acquisitions, which are measured at fair value through profit or loss (FVTPL).

Basis of consolidation

The consolidation basis applied in the interim condensed consolidated financial statements is consistent with the basis applied in the consolidated financial statements for the year ended on December 31, 2025 (the “2025 Consolidated Financial Statements”).

These interim condensed consolidated financial statements are presented in Euros, which is also the Company’s functional currency. All amounts have been rounded to the nearest unit of thousand Euros, unless otherwise indicated.

Changes in the scope of consolidation

There have not been any changes in the scope of consolidation since December 31, 2025, except for the liquidation of ABL Shanghai Co. Ltd., which is therefore no longer part of the scope of consolidation as of June 30, 2026.